UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2010

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW April 29, 2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   72
Form 13F
Information Table Value Total: 601,547 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

Alexandria Real Estate 	COM	015271109	 24,977 369,478 	SH		SOLE	01	 369,478
Alpha Natural Resources COM	02076X102	 305 	 6,110 		SH		SOLE	01	 6,110
America Movil SAB SPONSORED ADR	02364W105	 2,631 	 52,258 	SH		SOLE	01	 52,258
Anadarko Petroleum Corp	COM	032511107	 1,276 	 17,524 	SH		SOLE	01	 17,524
Analog Devices Inc	COM	032654105	 1,153 	 40,000 	SH		SOLE	01	 40,000
Apple Inc		COM	037833100	 411 	 1,748 		SH		SOLE	01	 1,748
Avon Products Inc	COM	054303102	 1,152 	 34,000 	SH		SOLE	01	 34,000
Bank of America Corp	COM	060505104	 2,137 	 119,706 	SH		SOLE	01	 119,706
Bank of Montreal	COM	063671101	 108 	 1,750 		SH		SOLE	01	 1,750
Best Buy Co Inc		COM	086516101	 183 	 4,300 		SH		SOLE	01	 4,300
Boeing Co/The		COM	097023105	 1,380 	 19,000 	SH		SOLE	01	 19,000
Boston Properties Inc	COM	101121101	 11,991 158,947 	SH		SOLE	01	 158,947
Bruker Corp		COM	116794108	 337 	 23,000 	SH		SOLE	01	 23,000
Capital One Financial 	COM	14040H105	 1,304 	 31,500 	SH		SOLE	01	 31,500
Caterpillar Inc		COM	149123101	 1,790 	 28,474 	SH		SOLE	01	 28,474
CBL & Associates Prope	COM	124830100	 23,391 1,707,371 	SH		SOLE	01	 1,707,371
Check Point Software T	COM	M22465104	 1,590 	 45,350 	SH		SOLE	01	 45,350
Coca-Cola Fems	SPONSORED ADR	191241108	 2,043 	 30,740 	SH		SOLE	01	 30,740
Costco Wholesale Corp	COM	22160K105	 1,194 	 20,000 	SH		SOLE	01	 20,000
Digital Realty Tr	COM	253868103	 47,888 883,547 	SH		SOLE	01	 883,547
Douglas Emmett Inc	COM	25960P109	 29,775 1,937,219 	SH		SOLE	01	 1,937,219
DuPont Fabros Te	COM	26613Q106	 35,962 1,665,664 	SH		SOLE	01	 1,665,664
Ensco PLC	SPONSORED ADR	29358Q109	 1,796 	 40,097 	SH		SOLE	01	 40,097
Equity Lifestyle 	COM	29472R108	 598 	 11,097 	SH		SOLE	01	 11,097
Esterline Technol	COM	297425100	 1,236 	 25,000 	SH		SOLE	01	 25,000
Extra Space Storage Inc	COM	30225T102	 8,765 	 691,216 	SH		SOLE	01	 691,216
Exxon Mobil Corp	COM	30231G102	 1,256 	 18,755 	SH		SOLE	01	 18,755
Federal Realty Inv	COM	313747206	 879 	 12,075 	SH		SOLE	01	 12,075
Flowserve Corp		COM	34354P105	 1,599 	 14,500 	SH		SOLE	01	 14,500
Forest Oil Corp		COM	346091705	 904 	 35,000 	SH		SOLE	01	 35,000
General Electric Co	COM	369604103	 2,118 	 116,400 	SH		SOLE	01	 116,400
Goldcorp Inc		COM	380956409	 949 	 25,000 	SH		SOLE	01	 25,000
Grupo Aeropo	SPONSORED ADR	40051E202	 266 	 5,125 		SH		SOLE	01	 5,125
Grupo Televisa 	SPONSORED ADR	40049J206	 1,555 	 74,000 	SH		SOLE	01	 74,000
Harley-Davidson Inc	COM	412822108	 99 	 3,530 		SH		SOLE	01	 3,530
HCP Inc			COM	40414L109	 34,466 1,044,426 	SH		SOLE	01	 1,044,426
Health Care REIT Inc	COM	42217K106	 16,106 356,095 	SH		SOLE	01	 356,095
Home Properties Inc	COM	437306103	 38,983 832,973 	SH		SOLE	01	 832,973
Hospira Inc		COM	441060100	 1,983 	 35,000 	SH		SOLE	01	 35,000
Host Hotels & Res	COM	44107P104	 43,670 2,980,872 	SH		SOLE	01	 2,980,872
Infosys Techn	SPONSORED ADR	456788108	 1,176 	 20,000 	SH		SOLE	01	 20,000
Intel Corp		COM	458140100	 223 	 10,000 	SH		SOLE	01	 10,000
International Business 	COM	459200101	 1,745 	 13,610 	SH		SOLE	01	 13,61
JB Hunt Transport ServicCOM	445658107	 190 	 5,300 		SH		SOLE	01	 5,300
Joy Global Inc		COM	481165108	 1,708 	 30,187 	SH		SOLE	01	 30,187
Juniper Networks Inc	COM	48203R104	 1,325 	 43,187 	SH		SOLE	01	 43,187
Kimco Realty Corp	COM	49446R109	 52,453 3,353,795 	SH		SOLE	01	 3,353,795
LaSalle Hotel PropertiesCOM	517942108	 10,306 442,302 	SH		SOLE	01	 442,302
LKQ Corp		COM	501889208	 1,015 	 50,000 	SH		SOLE	01	 50,000
Macerich Co/The		COM	554382101	 986 	 25,729 	SH		SOLE	01	 25,729
Monsanto Co		COM	61166W101	 1,440 	 20,160 	SH		SOLE	01	 20,160
Nalco Holding Co	COM	62985Q101	 1,217 	 50,000 	SH		SOLE	01	 50,000
NetApp Inc		COM	64110D104	 1,958 	 60,184 	SH		SOLE	01	 60,184
NII Holdings Inc	COM	62913F201	 2,266 	 54,367 	SH		SOLE	01	 54,367
Novellus Systems Inc	COM	670008101	 2,235 	 89,441 	SH		SOLE	01	 89,441
Omnivision Technologies COM	682128103	 262 	 15,276 	SH		SOLE	01	 15,276
Petrohawk Energy Corp	COM	716495106	 1,351 	 66,593 	SH		SOLE	01	 66,593
Petroleo BrasileSPONSORED ADR	71654V408	 2,038 	 45,800 	SH		SOLE	01	 45,800
Philip Morris Internati	COM	718172109	 1,617 	 31,000 	SH		SOLE	01	 31,000
Public Storage		COM	74460D109	 24,464 265,938 	SH		SOLE	01	 265,938
Regency Centers Corp	COM	758849103	 1,059 	 28,275 	SH		SOLE	01	 28,275
Salesforce.com Inc	COM	79466L302	 404 	 5,433 		SH		SOLE	01	 5,433
Silver Wheaton Corp	COM	828336107	 276 	 17,300 	SH		SOLE	01	 17,300
Simon Property Group IncCOM	828806109	 73,272 873,321 	SH		SOLE	01	 873,321
Steel Dynamics Inc	COM	858119100	 1,925 	 110,170 	SH		SOLE	01	 110,170
Tanger Factory Outlet 	COM	875465106	 10,840 251,161 	SH		SOLE	01	 251,161
Tata Motors Ltd	SPONSORED ADR	876568502	 1,504 	 81,500 	SH		SOLE	01	 81,500
Taubman Centers Inc	COM	876664103	 14,205 355,829 	SH		SOLE	01	 355,829
UDR Inc			COM	902653104	 14,939 846,903 	SH		SOLE	01	 846,903
Vale SA		SPONSORED ADR	91912E105	 2,346 	 72,879 	SH		SOLE	01	 72,879
Vornado Realty Trust	COM	929042109	 20,598 272,097 	SH		SOLE	01	 272,097